Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands	May 31, 2011
Purchase of Newave [Member]
Purchase of business, cash acquired	$ 72
Purchase Of Tongwen [Member]
Purchase of business, cash acquired	$ 402